Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 51,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	56,000,000
Assets Held-for-sale, Not Part of Disposal Group	us-gaap_AssetsHeldForSaleNotPartOfDisposalGroup	1,000,000
Assets Held-for-sale, Not Part of Disposal Group	us-gaap_AssetsHeldForSaleNotPartOfDisposalGroup	0
Unrecognized Tax Benefits, Income Tax Penalties Accrued	us-gaap_UnrecognizedTaxBenefitsIncomeTaxPenaltiesAccrued	0
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	0
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	43,000,000
Income Tax Examination, Interest Expense	us-gaap_IncomeTaxExaminationInterestExpense	1,000,000
Income Tax Examination, Interest Expense	us-gaap_IncomeTaxExaminationInterestExpense	3,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	us-gaap_UnrecognizedTaxBenefitsInterestOnIncomeTaxesAccrued	5,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	us-gaap_UnrecognizedTaxBenefitsInterestOnIncomeTaxesAccrued	4,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	us-gaap_UnrecognizedTaxBenefitsThatWouldImpactEffectiveTaxRate	29,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	us-gaap_UnrecognizedTaxBenefitsThatWouldImpactEffectiveTaxRate	26,000,000
Cash	us-gaap_Cash	222,000,000
Cash	us-gaap_Cash	$ 273,000,000